Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2019	2018
	(Millions of yen)
Land	273,014	272,443
Buildings	1,658,270	1,629,683
Machinery and equipment	1,802,624	1,789,226
Construction in progress	77,953	67,045
Finance lease right-of-use assets	4,999	4,517

	3,816,860	3,762,914
Less accumulated depreciation	(2,727,189)	(2,671,922)

	1,089,671	1,090,992

After the adoption of ASU No.
 2016-02
from the beginning of the first quarter of 2019, Canon has reclassified finance lease assets from buildings and machinery and equipment to finance lease right-of-use
assets. Finance lease assets at December 31, 2018 also have been reclassified.
Depreciation expenses for the years ended December 31, 2019, 2018 and 2017 were ¥170,418 million, ¥175,771 million and ¥189,712 million, respectively.
Amounts due for purchases of property, plant and equipment were ¥30,601 million and ¥32,433 million at December 31, 2019 and 2018, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.